PROVISIONS, CONTINGENCIES AND COMMITMENTS - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 242	€ 310
Additional provisions recognised	242	196
Unused amounts reversed	(23)	(25)
Utilised during the period	(209)	(241)
Translation		2
Ending balance	252	242
Non-current	119	48
Current	133	194
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	216	289
Additional provisions recognised	236	186
Unused amounts reversed	(23)	(22)
Utilised during the period	(206)	(238)
Translation		1
Ending balance	223	216
Non-current	99
Current	124
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	13	12
Additional provisions recognised	4	1
Unused amounts reversed	0	0
Utilised during the period	(1)	(1)
Translation		1
Ending balance	16	13
Non-current	16
Current	0
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	13	9
Additional provisions recognised	2	9
Unused amounts reversed	0	(3)
Utilised during the period	(2)	(2)
Translation		0
Ending balance	13	€ 13
Non-current	4
Current	€ 9